Other Noncurrent Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities
Other non-current liabilities consisted of the following:

	December 31, 2023	December 31, 2022
Asset retirement obligations	$84	$81
Accrued environmental expense, long-term	12	12
Other	20	18
Other non-current liabilities	$116	$111

Schedule of Change in Asset Retirement Obligation	Changes in the carrying amount of asset retirement obligations for the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
	2023	2022
Balance at beginning of year	$81	$79
Liabilities incurred	—	—
Liabilities settled	(1)	(2)
Accretion expense	4	4
Balance at end of year	$84	$81